CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Capital Redemption Reserve
Beginning Balance at Dec. 31, 2008	$ 456,366	$ 4,921	$ 162,057	$ 3,178	$ 286,210
Beginning Balance (in shares) at Dec. 31, 2008		58,518,195
Comprehensive Income:
Net income	94,299				94,299
Currency translation adjustment	7,797			7,797
Currency impact on long-term funding	2,251			2,251
Tax on currency impact of long term funding	(1,142)
Actuarial loss on defined benefit pension plan	(642)			(642)
Total comprehensive income	103,705
Exercise of share options (in shares)		489,370
Exercise of share options	4,419	44	4,375
Share based compensation expense	7,353		7,353
Share issue costs	(84)		(84)
Tax benefit on exercise of options	487		487
Ending Balance at Dec. 31, 2009	572,246	4,965	174,188	12,584	380,509
Ending Balance (in shares) at Dec. 31, 2009		59,007,565
Comprehensive Income:
Net income	87,071				87,071
Currency translation adjustment	(9,701)			(9,701)
Currency impact on long-term funding	(1,278)			(1,278)
Tax on currency impact of long term funding	(198)
Actuarial loss on defined benefit pension plan	(1,209)			(1,209)
Total comprehensive income	74,883
Exercise of share options (in shares)		1,237,015
Exercise of share options	13,168	98	13,070
Issue of restricted share units		2,512
Share based compensation expense	7,408		7,408
Share issue costs	(51)		(51)
Tax benefit on exercise of options	2,345		2,345
Ending Balance at Dec. 31, 2010	669,999	5,063	196,960	396	467,580
Ending Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	22,880				22,880
Currency translation adjustment	(11,347)			(11,347)
Currency impact on long-term funding	(802)			(802)
Tax on currency impact of long term funding	294			294
Unrealized capital gain/loss - investments	(622)			(622)
Actuarial loss on defined benefit pension plan	(4,365)			(4,365)
Total comprehensive income	6,038
Exercise of share options (in shares)		430,340
Exercise of share options	4,665	36	4,629
Issue of restricted share units		3,768
Share based compensation expense	9,355		9,355
Share issue costs	(76)		(76)
Repurchase of ordinary shares (in shares)	(545,597)	(545,597)
Repurchase of ordinary shares	(9,005)	(44)			(9,005)	44
Share repurchase costs	(113)				(113)
Tax benefit on exercise of options	681		681
Ending Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ (16,446)	$ 481,342	$ 44
Ending Balance (in shares) at Dec. 31, 2011		60,135,603